ISSUANCE OF DEBT SECURITIES (Details) - Banco Supervielle S.A.	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Apr. 25, 2016 ARS ($)	Mar. 25, 2013 ARS ($)
Global Program for Issuance of Negotiable Obligations [member]
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued	$ 2,300,000,000
Borrowings		$ 561,409,000	$ 2,063,327,000
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued				$ 2,000,000	$ 750,000
Borrowings		$ 0	$ 0